Pension Plans and Other Postretirement Benefits Schedule of Amounts Recognized in Balance Sheet - Level 4 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income	$ (18)	$ (76)	$ (92)
Other Comprehensive Income (Loss), Net of Tax	(58)	(16)	$ 64
US Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current	(1)	(1)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(104)	(118)
Accumulated other comprehensive income	1	(1)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(104)	(118)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	1	1
Deferred income taxes - in AOCI	0	0
Net Amounts Recognized in Accumulated Other Comprehensive Income	1	1
Defined Benefit Plan, Accumulated Benefit Obligation	251	227
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	(259)	(241)
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	259	241
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans	251	227
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	154	122
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations	259	241
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	154	122
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current	(2)	(2)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(197)	(170)
Accumulated other comprehensive income	(1)	1
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(200)	(173)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	(1)	(1)
Deferred income taxes - in AOCI	0	0
Net Amounts Recognized in Accumulated Other Comprehensive Income	(1)	(1)
Defined Benefit Plan, Accumulated Benefit Obligation	230	198
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	(241)	(207)
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	241	207
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans	230	198
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	42	35
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations	241	207
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	42	35
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current	(2)	(3)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(33)	(50)
Accumulated other comprehensive income	30	17
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(65)	(70)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	(41)	(28)
Deferred income taxes - in AOCI	(11)	11
Net Amounts Recognized in Accumulated Other Comprehensive Income	(30)	(17)
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current	0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(1)	(1)
Accumulated other comprehensive income	0	0
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(1)	(1)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	0	0
Deferred income taxes - in AOCI	0	0
Net Amounts Recognized in Accumulated Other Comprehensive Income	$ 0	$ 0